Segment Information (Details) - Schedule of information by segment for the years - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Distribution Business [Member]
Segment Information (Details) - Schedule of information by segment for the years [Line Items]
Interest income
Non-interest income	24,610,309	929,555
Less: inter-segment
Total	24,610,309	929,555
Commission expense	16,839,870	332,381
Depreciation	884	521
Income (loss) from operations	(4,960,505)	(6,061,091)
Investment income loss net
Total assets	3,556,198	1,320,791
Platform Business [Member]
Segment Information (Details) - Schedule of information by segment for the years [Line Items]
Interest income	176,175	961,522
Non-interest income	6,293,743	9,577,526
Less: inter-segment
Total	6,469,918	10,539,048
Commission expense	1,983,588	3,533,870
Depreciation	391,104	42,170
Income (loss) from operations	(10,767,796)	2,777,746
Investment income loss net
Total assets	59,001,756	54,511,457
Fintech Business [Member]
Segment Information (Details) - Schedule of information by segment for the years [Line Items]
Interest income
Non-interest income	4,896
Less: inter-segment	(4,896)
Total
Commission expense
Depreciation	885	2,692
Income (loss) from operations	(12,622,796)	(5,163,778)
Investment income loss net	(8,937,431)	130,255,232
Total assets	38,140,822	66,154,783
Healthcare Business [Member]
Segment Information (Details) - Schedule of information by segment for the years [Line Items]
Interest income
Non-interest income
Less: inter-segment
Total
Commission expense
Depreciation
Income (loss) from operations
Investment income loss net
Total assets	522,557	523,269
Total [Member]
Segment Information (Details) - Schedule of information by segment for the years [Line Items]
Interest income	176,175	961,522
Non-interest income	30,908,948	10,507,081
Less: inter-segment	(4,896)
Total	31,080,227	11,468,603
Commission expense	18,823,458	3,866,251
Depreciation	392,873	45,383
Income (loss) from operations	(28,351,097)	(8,447,123)
Investment income loss net	(8,937,431)	130,255,232
Total assets	$ 101,221,333	$ 122,510,300